Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue		$ 801,784		$ 1,622,471		$ 2,851,656		$ 4,479,415		$ 5,637,396	$ 9,187,023
Cost of revenue		(140,009)		(870,967)		(565,820)		(1,289,739)		(1,827,082)	(661,462)
Gross profit		661,775		751,504		2,285,836		3,189,676		3,810,314	8,525,561
Selling expenses		(10,043)		(54,921)		(34,957)		(224,935)		(253,958)	(188,900)
General and administrative expenses		(423,931)		(326,090)		(1,066,604)		(905,391)		(1,668,432)	(935,302)
Profit from operations		227,801		370,493		1,184,275		2,059,350		1,887,924	7,401,359
Other income (expenses):
Interest income		10,522		15,934		33,489		66,213		76,952	36,721
Exchange gain (loss)		(135,842)		8,957		(107,920)		(3,088)		(476)	(813)
Sundry income		1,304		13,956		110,336		45,816		110,916	35,648
Total other income (expenses), net		(124,016)		38,847		35,905		108,941		187,392	71,556
Income before income tax		103,785		409,340		1,220,180		2,168,291		2,075,316	7,472,915
Income tax expense		(135,784)		(201,789)		(595,156)		(872,063)		(988,916)	(2,504,845)
Net (loss) income		(31,999)		207,551		625,024		1,296,228		1,086,400	4,968,070
Other comprehensive income
Foreign currency translation adjustment		(128,843)		(2,946)		(365,759)		63,036		104,193	329,795
Total comprehensive (loss) income		$ (160,842)		$ 204,605		$ 259,265		$ 1,359,264		$ 1,190,593	$ 5,297,865
Net (loss) income per share - Basic (in Dollars per share)	[1]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	$ 0
Weighted average number of common shares outstanding
- Basic (in Shares)		1,701,181,423		1,701,181,423		1,701,181,423		1,701,181,423		1,701,181,423	1,701,181,423

[1]	Less than $0.01 per share
[2]	Less than $0.01 per share